UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08437

Undiscovered Managers Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue
New York, NY 10036
(Address of principal executive offices) (Zip code)

Stephen M. Benham
522 Fifth Avenue
New York, NY 10036
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2005 to February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

Undiscovered Managers Funds
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
    (formerly Undiscovered Managers REIT Fund)
Undiscovered Managers Small Cap Growth Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
Behavioral Growth Fund	2
Behavioral Value Fund	4
Realty Income Fund	6
Small Cap Growth Fund	8
Schedules of Portfolio Investments	10
Financial Statements	20
Financial Highlights	30
Notes to Financial Statements	40
Trustees	45
Officers	47
Schedule of Shareholder Expenses	49

HIGHLIGHTS

•	Economy resilient despite challenges

•	Interest rate increases a mainstay throughout the period

•	Small-capitalization stocks led the pack

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to a Fund’s prospectus for a discussion of a Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 14, 2006 (Unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Undiscovered Managers Funds. Inside, you’ll find information detailing the performance of the Funds for the six months ended February 28, 2006, along with reports from the portfolio managers.

“We expect investors to remain on the sidelines until corporate profits and economic data demonstrate some resiliency in the face of higher short-term rates and a housing slowdown.”

Economy resilient despite challenges

The U.S. equity market grappled with many issues over the six-month period. Interest-rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25 basis-point hikes. Meanwhile, oil prices garnered their share of attention, as a devastating hurricane season and geopolitical issues emerged on the economic landscape. While these factors often overshadowed solid corporate profit growth, the overall market ultimately produced positive returns for the period.

Although U.S. gross domestic product (GDP) growth slowed to a 1.1% annualized rate in the fourth quarter, the economy demonstrated considerable resilience at the start of the new year. The labor market improved significantly, with initial jobless claims drifting below 300,000 and the unemployment rate easing down to 4.9% in the first half of January. Although non-farm payrolls increased by a seemingly modest 108,000 in December, payrolls for the previous two months were revised upward by a net 71,000. In addition, tight labor market conditions translated into continued improvement in both the University of Michigan and Conference Board consumer confidence gauges, pushing the latter to its highest level in more than three years.

Despite mixed reports on the housing market, there were unmistakable signs of further cooling, with existing home sales falling 5.7% in December. This drop marked the series’ third-consecutive decline. Although some of the decline may have been weather-related, housing starts also dropped dramatically in December by 8.9%, as construction spending slowed further.

Small-capitalization stocks led the pack

The broad stock market, as measured by the S&P 500 Index, returned 5.93% during the six-month period ended February 28, 2006. However, small-capitalization stocks took center stage, as the Russell 2000 Index turned in a strong performance of 10.24%. Mid-capitalization stocks came in close behind their smaller counterparts, as the Russell Midcap Index appreciated 8.90% for the period.

Outlook

Moving into the year, we maintain a cautious stance toward equity performance on the basis that corporate profit growth has not exceeded analyst forecasts as it has over the past few years. We expect investors to remain on the sidelines until corporate profits and economic data demonstrate some resiliency in the face of higher short-term rates and a housing slowdown. Given these uncertainties, investors should take a long-term approach with their investments and maintain a diversified portfolio.

On behalf of us all at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   1

Undiscovered Managers Behavioral Growth Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2006 (Unaudited)

FUND FACTS
Fund Inception	December 31, 1997
Fiscal Year End	August 31
Net Assets as of 2/28/2006 (In Thousands)	$150,619
Primary Benchmark	Russell 2500 Growth Index

Q:	HOW DID THE FUND PERFORM?

A:	The Undiscovered Managers Behavioral Growth Fund, which seeks to provide growth of capital by investing primarily in common stocks of U.S. companies that have growth characteristics, returned 3.28% (Institutional Class Shares) over the six months ended February 28, 2006, compared to the 11.24% return of the Russell 2500 Growth Index over the same period.*

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	Most of the Fund’s underperformance versus its benchmark over the six months resulted from stock selection rather than sector allocation. The largest detractor from performance was stock selection in the health technology sector, specifically KOS Pharmaceuticals and Kyphon. Conversely, exposure to the electronic technology sector helped performance. Among the Fund’s top individual contributors were Pinnacle Entertainment and NVIDIA.

Q:	HOW WAS THE FUND MANAGED?

A:	When looking for securities, we seek out stocks that we believe are mispriced based on behavioral biases rather than the more typical mispricings (price/earnings, price-to-book or growth rates) used by other investment managers. This results in a portfolio that is different from those of the typical small/mid-growth manager, producing, on average, a low correlation to the benchmark. Over the past six months, we purchased a number of new companies that we believed were mispriced due to behavioral biases. The coming quarters will determine whether these stocks will outperform, but the important distinction is that there are always companies exceeding market expectations. Over a full market cycle, we expect that the Fund’s performance will be driven by security selection, as the impact on performance from consistent sector tilts will likely neutralize over time.

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

PORTFOLIO COMPOSITION**

Information Technology	46.7%
Consumer Discretionary	21.7
Health Care	17.3
Industrials	5.0
Financials	2.6
Consumer Staples	1.8
Telecommunication Services	1.7
Materials	1.3
Short-Term Investment	3.1

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Nvidia Corp.	4.6%
2.	Intuitive Surgical, Inc.	3.6
3.	Thomas & Betts Corp.	3.3
4.	Gen-Probe, Inc.	2.8
5.	GATX Corp.	2.6
6.	Sirf Technology Holdings, Inc.	2.4
7.	aQuantive, Inc.	2.3
8.	Intersil Corp., Class A	2.2
9.	Alpharma, Inc., Class A	2.2
10.	THQ, Inc.	2.2

**	Percentages indicated are based on net assets as of February 28, 2006. The portfolio’s composition is subject to change.

2   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2006

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/4/04
Without Sales Charge		10.54%	7.41%	7.08%
With Sales Charge*		4.75	6.25	6.32
CLASS B SHARES	6/4/04
Without CDSC		9.91	7.22	6.95
With CDSC**		4.91	6.91	6.95
CLASS C SHARES	6/4/04
Without CDSC		9.91	7.22	6.95
With CDSC***		8.91	7.22	6.95
INSTITUTIONAL CLASS SHARES	12/31/97	10.88	7.73	9.04
INVESTOR CLASS SHARES	12/31/97	10.59	7.42	7.09

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/31/97 TO 2/28/06)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 12/31/97.

Historical performance shown for Classes A, B and C Shares prior to their inception date is based on the performance of Investor Class Shares. The actual returns of Classes A, B and C Shares would have been lower than shown because Classes A, B and C Shares have higher expenses than Investor Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Growth Fund and the Russell 2500 Growth Index from December 31, 1997 to February 28, 2006.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the index does not include expenses or a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2500 Growth Index is an unmanaged, capitalization weighted price only index, which is comprised of 2500 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund’s fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   3

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2006 (Unaudited)

FUND FACTS
Fund Inception	December 28, 1998
Fiscal Year End	August 31
Net Assets as of 2/28/2006 (In Thousands)	$201,987
Primary Benchmark	Russell 2000 Value Index

Q:	HOW DID THE FUND PERFORM?

A:	The Undiscovered Managers Behavioral Value Fund, which seeks to provide capital appreciation by investing primarily in common stocks of U.S. companies that have value characteristics, returned 7.63% (Institutional Class Shares) over the six months ended February 28, 2006, compared to the 8.80% return of the Russell 2000 Value Index over the same period.*

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	As has typically been the case for this strategy, most of the Fund’s performance versus its benchmark over the six months resulted from stock selection. In particular, the strongest detractor from performance was an underweight in industrials and an overweight in consumer discretionary. The largest individual detractors from performance were Chiquita Brands and Hudson Highland. Our stock selection and an overweight in the information technology and healthcare sectors had positive impacts on Fund performance. Among the Fund’s top individual contributors were Commercial Metals and General Cable.

Q:	HOW WAS THE FUND MANAGED?

A:	In this strategy, we pursue a bottom-up approach to selecting stocks that meet our investment philosophy criteria. As such, the strategy may be overweight or underweight in certain sectors. Over the past six months, we purchased a number of new companies that we believed were mispriced due to behavioral biases. The coming quarters will determine whether these stocks will outperform. Over a full market cycle, we expect that the Fund’s performance will be driven by security selection, as the impact on performance from consistent sector tilts will likely neutralize over time.

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

PORTFOLIO COMPOSITION**

Consumer Discretionary	24.9%
Information Technology	22.9
Financials	16.0
Industrials	8.4
Health Care	5.9
Materials	5.2
Consumer Staples	4.9
Energy	4.2
Utilities	2.8
Short-Term Investment	3.6

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Nvidia Corp.	2.2%
2.	Health Net, Inc.	1.8
3.	Investors Financial Services Corp.	1.8
4.	Commercial Metals Co.	1.7
5.	Tesoro Corp.	1.6
6.	Chiquita Brands International, Inc.	1.6
7.	Allegheny Energy, Inc.	1.6
8.	Investment Technology Group, Inc.	1.5
9.	TD Banknorth, Inc.	1.5
10.	Axcelis Technologies, Inc.	1.5

**	Percentages indicated are based on net assets as of February 28, 2006. The portfolio’s composition is subject to change.

4   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2006

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/4/04
Without Sales Charge		16.31%	14.59%	18.14%
With Sales Charge*		10.21	13.36	17.26
CLASS B SHARES	6/4/04
Without CDSC		15.73	14.39	18.00
With CDSC**		10.73	14.16	18.00
CLASS C SHARES	6/4/04
Without CDSC		15.69	14.39	18.00
With CDSC***		14.69	14.39	18.00
INSTITUTIONAL CLASS SHARES	12/28/98	16.53	14.67	18.20

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/28/98 TO 2/28/06)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 12/28/98.

Historical performance shown for Classes A, B and C Shares prior to their inception date is based on the performance of Institutional Class Shares. The actual returns of Classes A, B and C Shares would have been lower than shown because Classes A, B and C Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Behavioral Value Fund and the Russell 2000 Value Index from December 28, 1998 to February 28, 2006.

The performance of the fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the index does not include expenses or a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund’s fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   5

JPMorgan Realty Income Fund
    (formerly the Undiscovered Managers REIT Fund)

FUND COMMENTARY
AS OF FEBRUARY 28, 2006 (Unaudited)

FUND FACTS
Fund Inception	January 1, 1998
Fiscal Year End	August 31
Net Assets as of 2/28/2006 (In Thousands)	$159,467
Primary Benchmark	MSCI US REIT Index

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Realty Income Fund, which seeks to provide high total investment return through a combination of capital appreciation and current income by investing primarily in equity securities of real estate investment trusts (REITs), returned 14.94% (Institutional Class Shares) over the six months ended February 28, 2006, compared to the 12.26% return of the MSCI US REIT Index over the same period.*

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	Stock selection was particularly strong in the office/industrial sector, followed by the residential sector. Overweight positions in office/industrial REITs, Arden Realty and Kilroy Realty, were among the top individual contributors to relative performance. Arden and Kilroy both benefited from strong operating fundamentals in the Southern California office market. Overweight positions in regional mall owners The Mills Corp. and Pennsylvania REIT were among the largest relative detractors from performance. Mills’ stock price suffered as long-time equity partner KanAm froze the assets of two German open-end funds, one with direct investments in two of Mills’ properties. The management of Pennsylvania REIT brought down guidance for 2005 and 2006 after acknowledging that several redevelopment projects have proceeded more slowly than planned.

Q:	HOW IS THE FUND MANAGED?

A:	The Fund seeks to achieve consistent, well-diversified, long-term returns (appreciation and income) that exceed the total return of its benchmark by investing primarily in equity REITs. We draw upon our network of global economists, equity and fixed-income research analysts and real estate investors to develop a sustainable information advantage. We project long-term cash flow for each REIT and value REITs using a proprietary Dividend Discount Model. Stock selection, not sector bets, drives performance.

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

PORTFOLIO COMPOSITION**

Real Estate Investment Trusts	17.1%
Apartments	17.0
Office	16.8
Regional Malls	13.6
Warehouse/Industrial	8.5
Hotels	5.6
Diversified	3.8
Hotels	3.7
Storage	3.2
Real Estate Management & Development	2.5
Shopping Centers	1.7
Short-Term Investments	1.7
Multi-Sector	1.0
Office Property	1.0

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Simon Property Group, Inc.	7.0%
2.	ProLogis	6.4
3.	Apartment Investment & Management Co.	4.8
4.	Archstone-Smith Trust	4.6
5.	Kilroy Realty Corp.	4.4
6.	Vornado Realty Trust	4.0
7.	Trizec Properties, Inc.	3.9
8.	Host Marriott Corp.	3.9
9.	General Growth Properties, Inc.	3.4
10.	Pennsylvania Real Estate Investment Trust	3.2

**	Percentages indicated are based on net assets as of February 28, 2006. The portfolio’s composition is subject to change.

6   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2006

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/4/04
Without Sales Charge		32.27%	21.80%	14.85%
With Sales Charge*		25.30	20.50	14.10
CLASS B SHARES	6/4/04
Without CDSC		31.63	21.60	14.73
With CDSC**		26.63	21.41	14.73
CLASS C SHARES	6/4/04
Without CDSC		31.65	21.59	14.73
With CDSC***		30.65	21.59	14.73
INSTITUTIONAL CLASS SHARES	1/1/98	32.84	21.97	14.95

*	Sales Charge for Class A Shares is 5.25%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (01/01/98 TO 2/28/06)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 1/1/98.

Historical performance shown for Classes A, B and C Shares prior to their inception date is based on the performance of Institutional Class Shares. The actual returns of Classes A, B and C Shares would have been lower than shown because Classes A, B and C Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Realty Income Fund and the MSCI US REIT Index from January 1, 1998 to February 28, 2006.

The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index does not include expenses or a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI US REIT Index is a capitalization-weighted benchmark index of the most actively traded Real Estate Investment Trusts (REITs), designed to measure real estate equity performance. Investors cannot invest directly in an Index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund’s fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   7

Undiscovered Managers Small Cap Growth Fund

FUND COMMENTARY
AS OF FEBRUARY 28, 2006 (Unaudited)

FUND FACTS
Fund Inception	October 2, 2000
Fiscal Year End	August 31
Net Assets as of 2/28/2006 (In Thousands)	$331,047
Primary Benchmark	Russell 2000 Growth Index

Q:	HOW DID THE FUND PERFORM?

A:	The Undiscovered Managers Small Cap Growth Fund, which seeks to provide long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less and growth characteristics, returned 16.00% (Institutional Class Shares) over the six months ended February 28, 2006, compared to the 11.69% return of the Russell 2000 Growth Index over the same period.*

Q:	WHY DID THE FUND PERFORM THIS WAY?

A.	Despite real concerns about higher oil prices, hurricane disasters and higher short-term interest rates, the U.S. economy sustained steady growth throughout the last six months and appears in good shape for steady growth over the next 12 to 18 months. Security selection in the healthcare and financial service sectors made the largest positive contribution to performance, while our underweighting in materials and processing companies and overweighting in integrated oil companies detracted from performance. While value stocks outperformed growth in the first half of 2005, the economy’s persistent strength and attractive valuations helped growth stocks close the year with two consecutive quarters of outperformance versus value, which has only happened one other time in the past six years. The first two months of 2006 reflected a similar pattern, as growth companies in the small-cap universe continued to outperform small-cap value stocks. Top contributing stocks for the period were Cephalon, Maxtor, Red Hat, aQuantive and Medarex. Stocks detracting from performance were Pixelworks, Third Wave Technologies, Taro Pharmaceutical, Skyworks Solutions and Maidenform Brands.

Q.	HOW WAS THE FUND MANAGED?

A.	We continue to emphasize information technology stocks in both the technology and producer durables sectors. Our healthcare service and device stocks are well positioned to potentially benefit from a stable reimbursement environment and strong macro-trends, as baby boomers hit retirement age in large numbers over the next few years. In addition to our focus on technology and healthcare, we continue to emphasize investments in the financial service sector. Our investments in diversified financial services, financial technology and data processors, asset managers and brokerage firms faired very well by year-end. After enduring choppy market conditions in the first half of 2005, the stocks of asset management firms rallied into year-end along with the general market. In general, mortgage stocks had a rough year due to rising interest rates, slowing mortgage origination activity and intense industry competition. Financial technology stocks, however, enjoyed solid stock price appreciation, buoyed by strong end-market demand for efficiency-enhancing products and by consumers’ continuing migration to electronic bill payment solutions.

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

PORTFOLIO COMPOSITION**

Information Technology	45.2%
Health Care	20.9
Consumer Discretionary	14.6
Financials	7.3
Industrials	4.8
Energy	3.6
Materials	1.1
Telecommunication Services	0.6
Consumer Staples	0.4
Short Term Investment	1.3

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Polycom, Inc.	3.9%
2.	Cephalon, Inc.	3.3
3.	Altera Corp.	2.9
4.	Cree, Inc.	2.5
5.	SVB Financial Group	2.1
6.	Brooks Automation, Inc.	2.1
7.	Quiksilver, Inc.	2.0
8.	Medarex, Inc.	2.0
9.	RF Micro Devices, Inc.	2.0
10.	Maxtor Corp.	1.9

**	Percentages indicated are based on net assets as of February 28, 2006. The portfolio’s composition is subject to change.

8   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2006

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/4/04
Without Sales Charge		19.53%	5.60%	(0.82)%
With Sales Charge*		13.25	4.48	(1.80)
INSTITUTIONAL CLASS SHARES	10/2/00	20.12	5.75	(0.70)

*  Sales Charge for Class A Shares is 5.25%.

LIFE OF FUND PERFORMANCE (10/02/00 TO 2/28/06)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 10/2/00.

Historical performance shown for Class A Shares prior to the inception date is based on the performance of Institutional Class Shares. The actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the Undiscovered Managers Small Cap Growth Fund and the Russell 2000 Growth Index from October 2, 2000 to February 28, 2006.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the index does not include expenses or a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund’s fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   9

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.1%
	Common Stocks — 98.1%
	Biotechnology — 0.7%
46	Serologicals Corp. (a)	1,113
	Chemicals — 1.2%
51	Headwaters, Inc. (a)	1,886
	Commercial Services & Supplies — 1.8%
109	Labor Ready, Inc. (a)	2,666
	Communications Equipment — 9.2%
201	Arris Group, Inc. (a)	2,556
121	Atheros Communications, Inc. (a)	2,484
79	Avocent Corp. (a)	2,653
224	Foundry Networks, Inc. (a)	3,143
208	Powerwave Technologies, Inc. (a)	3,048
		13,884
	Computers & Peripherals — 2.8%
436	Brocade Communications Systems, Inc. (a)	2,297
70	Electronics for Imaging, Inc. (a)	1,875
		4,172
	Diversified Financial Services — 2.6%
98	GATX Corp.	3,883
	Electrical Equipment — 3.3%
100	Thomas & Betts Corp. (a)	4,920
	Electronic Equipment & Instruments — 1.5%
38	Itron, Inc. (a)	2,253
	Health Care Equipment & Supplies — 11.5%
86	Dade Behring Holdings, Inc.	3,148
61	Intuitive Surgical, Inc. (a)	5,484
93	Kyphon, Inc. (a)	3,332
39	Millipore Corp. (a)	2,697
133	Thoratec Corp. (a)	2,668
		17,329
	Health Care Providers & Services — 2.8%
86	Gen-Probe, Inc. (a)	4,281
	Hotels, Restaurants & Leisure — 5.2%
115	Domino’s Pizza, Inc.	2,922
80	Isle of Capri Casinos, Inc. (a)	2,410
88	Pinnacle Entertainment, Inc. (a)	2,454
		7,786
	Household Durables — 1.5%
56	Ethan Allen Interiors, Inc.	2,280
	Household Products — 1.8%
81	Church & Dwight Co., Inc.	2,780
	Internet & Catalog Retail — 1.9%
116	Priceline.com, Inc. (a)	2,848
	Internet Software & Services — 5.3%
133	aQuantive, Inc. (a)	3,534
104	Openwave Systems, Inc. (a)	2,056
309	RealNetworks, Inc. (a)	2,430
		8,020
	Leisure Equipment & Products — 1.2%
150	Leapfrog Enterprises, Inc. (a)	1,746
	Pharmaceuticals — 2.2%
110	Alpharma, Inc., Class A	3,333
	Semiconductors & Semiconductor Equipment — 19.9%
48	Cabot Microelectronics Corp. (a)	1,648
288	Cirrus Logic, Inc. (a)	2,183
69	Formfactor, Inc. (a)	2,549
112	Genesis Microchip, Inc. (a)	2,402
120	Intersil Corp., Class A	3,387
146	Nvidia Corp. (a)	6,876
103	Omnivision Technologies, Inc. (a)	2,637
77	Portalplayer, Inc. (a)	1,947
56	Silicon Laboratories, Inc. (a)	2,668
98	Sirf Technology Holdings, Inc. (a)	3,679
		29,976
	Software — 8.0%
69	Filenet Corp. (a)	1,768
27	MicroStrategy, Inc., Class A (a)	2,457
142	Quest Software, Inc. (a)	2,065
139	THQ, Inc. (a)	3,333
279	TIBCO Software, Inc. (a)	2,416
		12,039
	Specialty Retail — 12.0%
76	Aeropostale, Inc. (a)	2,183
63	Dress Barn, Inc. (a)	2,712
37	Guitar Center, Inc. (a)	1,915
100	Men’s Wearhouse, Inc. (a)	3,126
127	Payless Shoesource, Inc. (a)	3,015
56	Sports Authority, Inc. (The) (a)	2,060
48	Tractor Supply Co. (a)	3,051
		18,062
	Wireless Telecommunication Services — 1.7%
60	Leap Wireless International, Inc. (a)	2,514
	Total Long-Term Investments (Cost $120,491)	147,771

SEE NOTES TO FINANCIAL STATEMENTS.

10   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.1%
	Investment Company — 3.1%
4,699	JPMorgan Prime Money Market Fund (b) (Cost $4,699)	4,699
	Total Investments — 101.2% (Cost $125,190)	152,470
	Liabilities in Excess of Other Assets — (1.2)%	(1,851)
	NET ASSETS — 100.0%	$150,619

__________
Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   11

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 95.2%
	Common Stocks — 95.2%
	Aerospace & Defense — 0.9%
52	Teledyne Technologies, Inc. (a)	1,713
	Biotechnology — 1.1%
115	InterMune, Inc. (a)	2,196
	Building Products — 2.0%
92	Griffon Corp. (a)	2,158
192	Jacuzzi Brands, Inc. (a)	1,875
		4,033
	Capital Markets — 3.3%
68	Investment Technology Group, Inc. (a)	3,106
79	Investors Financial Services Corp.	3,564
		6,670
	Chemicals — 2.3%
185	Hercules, Inc. (a)	2,192
99	Spartech Corp.	2,406
		4,598
	Commercial Banks — 4.7%
20	Banner Corp.	630
27	City Holding Co.	990
19	Mercantile Bank Corp.	734
70	Midwest Banc Holdings, Inc.	1,804
22	Park National Corp.	2,326
100	TD Banknorth, Inc.	3,073
		9,557
	Commercial Services & Supplies — 1.2%
142	Hudson Highland Group, Inc. (a)	2,347
	Communications Equipment — 4.4%
643	3Com Corp. (a)	2,989
221	Andrew Corp. (a)	2,997
146	Polycom, Inc. (a)	2,839
		8,825
	Computers & Peripherals — 2.8%
676	McData Corp., Class A (a)	2,988
115	Synaptics, Inc. (a)	2,692
		5,680
	Construction & Engineering — 0.9%
89	Dycom Industries, Inc. (a)	1,909
	Containers & Packaging — 1.1%
122	Longview Fibre Co.	2,294
	Diversified Consumer Services — 0.9%
237	Service Corp. International	1,881
	Diversified Financial Services — 0.7%
20	Bancorp, Inc. (The) (a)	430
116	eSpeed, Inc., Class A (a)	963
		1,393
	Electric Utilities — 1.6%
88	Allegheny Energy, Inc. (a)	3,133
	Electrical Equipment — 2.3%
104	General Cable Corp. (a)	2,800
308	Power-One, Inc. (a)	1,746
		4,546
	Electronic Equipment & Instruments — 1.6%
43	Littelfuse, Inc. (a)	1,222
556	Solectron Corp. (a)	2,007
		3,229
	Energy Equipment & Services — 1.8%
113	Newpark Resources, Inc. (a)	840
161	Parker Drilling Co. (a)	1,491
18	SEACOR Holdings, Inc. (a)	1,277
		3,608
	Food Products — 4.1%
190	Chiquita Brands International, Inc.	3,268
207	Del Monte Foods Co. (a)	2,256
86	McCormick & Co., Inc. (Non-Voting)	2,827
		8,351
	Gas Utilities — 1.3%
106	Southern Union Co. (a)	2,617
	Health Care Equipment & Supplies — 0.3%
103	Orthologic Corp. (a)	596
	Health Care Providers & Services — 3.1%
76	Health Net, Inc. (a)	3,644
103	Per-Se Technologies, Inc. (a)	2,602
		6,246
	Hotels, Restaurants & Leisure — 3.2%
161	Alliance Gaming Corp. (a)	2,377
54	CEC Entertainment, Inc. (a)	1,755
29	Steak N Shake Co. (The) (a)	523
63	WMS Industries, Inc. (a)	1,821
		6,476
	Household Durables — 3.8%
106	Furniture Brands International, Inc.	2,620
87	Lay-Z-Boy, Inc.	1,383
147	Prestige Brands Holdings, Inc. (a)	1,641
68	Yankee Candle Co., Inc.	1,964
		7,608

SEE NOTES TO FINANCIAL STATEMENTS.

12   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — 2.4%
23	Great American Financial Resources, Inc.	457
60	Ohio Casualty Corp.	1,829
41	Presidential Life Corp.	892
119	USI Holdings Corp. (a)	1,701
		4,879
	Internet Software & Services — 1.8%
233	S1 Corp. (a)	960
72	Saba Software, Inc. (a)	445
102	Selectica, Inc. (a)	280
293	SonicWALL, Inc. (a)	1,964
		3,649
	IT Services — 2.4%
105	Convergys Corp. (a)	1,817
69	Edgewater Technology, Inc. (a)	408
65	Fidelity National Information Services, Inc.	2,558
		4,783
	Leisure Equipment & Products — 3.2%
217	K2, Inc. (a)	2,474
144	Nautilus Group, Inc.	2,360
102	Oakley, Inc.	1,548
		6,382
	Media — 3.8%
84	Catalina Marketing Corp.	1,868
70	Entercom Communications Corp. (a)	1,980
70	Valassis Communications, Inc. (a)	1,915
171	Westwood One, Inc.	1,901
		7,664
	Metals & Mining — 1.7%
74	Commercial Metals Co.	3,360
	Oil, Gas & Consumable Fuels — 2.4%
94	OMI Corp.	1,645
55	Tesoro Corp.	3,292
		4,937
	Personal Products — 0.6%
30	Chattem, Inc. (a)	1,174
	Pharmaceuticals — 1.4%
140	First Horizon Pharmaceutical Corp. (a)	2,872
	Real Estate — 3.4%
216	American Financial Realty Trust REIT	2,552
64	Capital Lease Funding, Inc. REIT	692
110	Crescent Real Estate EQT Co. REIT	2,324
85	Inland Real Estate Corp. REIT	1,308
		6,876
	Road & Rail — 1.2%
105	Swift Transportation Co., Inc. (a)	2,494
	Semiconductors & Semiconductor Equipment — 5.7%
441	Axcelis Technologies, Inc. (a)	3,044
96	Nvidia Corp. (a)	4,510
598	Vitesse Semiconductor Corp. (a)	1,883
110	Zoran Corp. (a)	2,172
		11,609
	Software — 4.2%
190	Informatica Corp. (a)	3,042
103	NetIQ Corp. (a)	1,167
69	NYFIX, Inc. (a)	455
104	Synopsys, Inc. (a)	2,266
104	Wind River Systems, Inc. (a)	1,604
		8,534
	Specialty Retail — 8.9%
40	Abercrombie & Fitch Co.	2,673
73	Cato Corp. (The), Class A	1,520
119	CSK Auto Corp. (a)	1,892
177	HOT Topic, Inc. (a)	2,332
87	PEP Boys-Manny Moe & Jack	1,361
112	RadioShack Corp.	2,195
133	Restoration Hardware, Inc. (a)	713
67	Tiffany & Co.	2,484
108	Zale Corp. (a)	2,821
		17,991
	Textiles, Apparel & Luxury Goods — 1.1%
80	Jones Apparel Group, Inc.	2,314
	Thrifts & Mortgage Finance — 1.5%
209	NewAlliance Bancshares, Inc.	2,967
	Tobacco — 0.1%
105	Star Scientific, Inc. (a)	280
	Total Long-Term Investments (Cost $160,836)	192,271
Short-Term Investment — 3.6%
	Investment Company — 3.6%
7,363	JPMorgan Prime Money Market Fund (b) (Cost $7,363)	7,363
	Total Investments — 98.8% (Cost $168,199)	199,634
	Other Assets in Excess of Liabilities — 1.2%	2,353
	NET ASSETS — 100.0%	$201,987

__________
Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   13

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 95.5%
	Common Stocks — 95.5%
	Apartments — 19.3%
172	Apartment Investment & Management Co.	7,634
153	Archstone-Smith Trust	7,266
75	BRE Properties, Inc.	4,058
16	Camden Property Trust	1,040
41	Education Realty Trust, Inc.	555
12	Essex Property Trust, Inc.	1,166
32	GMH Communities Trust	533
20	Mid-America Apartment Communities, Inc.	1,078
109	Post Properties, Inc.	4,836
98	United Dominion Realty Trust, Inc.	2,621
		30,787
	Diversified — 11.3%
36	Colonial Properties Trust	1,739
23	Equity Lifestyle Properties, Inc.	1,092
317	Huntingdon Real Estate Investment Trust	767
91	Lexington Corp. Properties Trust	1,942
42	Liberty Property Trust	1,875
68	Mission West Properties, Inc.	727
167	Swire Pacific, Ltd. (Hong Kong), Class A	1,596
71	Vornado Realty Trust	6,336
13	Washington Real Estate Investment Trust	431
426	Wharf Holdings, Ltd. (Hong Kong)	1,570
		18,075
	Health Care — 0.8%
49	Cogdell Spencer, Inc.	919
16	Nationwide Health Properties, Inc.	363
		1,282
	Hotels — 11.1%
61	Hilton Hotels Corp.	1,478
36	Hospitality Properties Trust	1,602
321	Host Marriott Corp.	6,238
153	Innkeepers USA Trust	2,689
173	Intercontinental Hotels Group plc ADR	2,651
117	Intercontinental Hotels Group plc (United Kingdom)	1,806
14	LaSalle Hotel Properties	575
5	Sunstone Hotel Investors, Inc.	156
45	Winston Hotels, Inc.	461
		17,656
	Office — 17.6%
9	Alexandria Real Estate Equities, Inc.	774
20	Boston Properties, Inc.	1,660
138	Brandywine Realty Trust	4,044
46	Columbia Equity Trust, Inc.	793
25	Equity Office Properties Trust	770
94	Kilroy Realty Corp.	7,069
84	Mack-Cali Realty Corp.	3,757
11	Maguire Properties, Inc.	379
29	SL Green Realty Corp.	2,523
259	Trizec Properties, Inc.	6,282
		28,051
	Other — 0.3%
20	Realty Income Corp.	459
	Regional Malls — 18.4%
107	General Growth Properties, Inc.	5,388
44	Macerich Co. (The)	3,183
25	Mills Corp. (The)	968
128	Pennsylvania Real Estate Investment Trust	5,163
135	Simon Property Group, Inc.	11,190
86	Taubman Centers, Inc.	3,406
		29,298
	Shopping Centers — 3.2%
14	Equity One, Inc.	310
22	Kimco Realty Corp.	802
63	New Plan Excel Realty Trust	1,576
35	Pan Pacific Retail Properties, Inc.	2,415
		5,103
	Storage — 3.2%
138	Extra Space Storage, Inc.	2,069
26	Public Storage, Inc.	2,022
43	U-Store-It Trust	955
		5,046
	Warehouse/Industrial — 10.3%
46	AMB Property Corp.	2,466
9	EastGroup Properties, Inc.	400
114	First Potomac Realty Trust	3,376
194	ProLogis	10,178
		16,420
	Total Long-Term Investments (Cost $118,085)	152,177
Short-Term Investments — 1.7%
	Investment Company — 1.7%
2,752	JPMorgan Prime Money Market Fund (b) (Cost $2,752)	2,752
	Total Investments — 97.2% (Cost $120,837)	154,929
	Other Assets in Excess of Liabilities — 2.8%	4,538
	NET ASSETS — 100.0%	$159,467

__________
Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

Undiscovered Managers Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 98.5%
	Common Stocks — 98.5%
	Aerospace & Defense — 0.2%
21	MTC Technologies, Inc. (a)	577
	Biotechnology — 11.7%
108	Alkermes, Inc. (a)	2,751
548	Cell Genesys, Inc. (a)	3,855
136	Cephalon, Inc. (a)	10,833
213	Cubist Pharmaceuticals, Inc. (a)	4,711
61	Kosan Biosciences, Inc. (a)	300
449	Medarex, Inc. (a)	6,627
272	OraSure Technologies, Inc. (a)	2,589
172	Telik, Inc. (a)	3,794
172	Tercica, Inc. (a)	1,322
260	Third Wave Technologies, Inc. (a)	803
474	Transgenomic, Inc. (a)	427
190	Vasogen, Inc. (Canada) (a)	559
		38,571
	Capital Markets — 1.3%
39	Greenhill & Co., Inc.	2,540
89	Thomas Weisel Partners Group, Inc. (a)	1,896
		4,436
	Chemicals — 1.1%
4	ADA-ES, Inc. (a)	97
121	Symyx Technologies (a)	3,502
		3,599
	Commercial Banks — 3.0%
12	Bank of the Ozarks, Inc.	427
21	Cascade Bancorp	546
25	Glacier Bancorp, Inc.	782
36	Placer Sierra Bancshares	946
138	SVB Financial Group (a)	7,029
19	UCBH Holdings, Inc.	338
		10,068
	Commercial Services & Supplies — 3.6%
143	Herman Miller, Inc.	4,320
211	Knoll, Inc.	4,197
69	Navigant Consulting, Inc. (a)	1,345
20	Strayer Education, Inc.	1,898
		11,760
	Communications Equipment — 6.1%
532	Harmonic, Inc. (a)	3,069
121	Plantronics, Inc.	4,196
661	Polycom, Inc. (a)	12,834
		20,099
	Computers & Peripherals — 3.6%
698	Immersion Corp. (a)	5,012
17	Komag, Inc. (a)	791
653	Maxtor Corp. (a)	6,271
		12,074
	Construction & Engineering — 0.8%
130	Comfort Systems USA, Inc.	1,429
92	Mastec, Inc. (a)	1,189
		2,618
	Consumer Finance — 0.4%
51	United PanAm Financial Corp. (a)	1,380
	Diversified Financial Services — 1.1%
122	Encore Capital Group, Inc. (a)	2,108
63	Heartland Payment Systems, Inc. (a)	1,398
		3,506
	Electrical Equipment — 0.3%
132	Active Power, Inc. (a)	616
12	Lamson & Sessions Co. (The) (a)	293
		909
	Electronic Equipment & Instruments — 1.8%
172	International DisplayWorks, Inc.	1,135
1,215	Solectron Corp. (a)	4,387
20	Universal Display Corp. (a)	280
		5,802
	Energy Equipment & Services — 2.0%
20	Atwood Oceanics, Inc. (a)	1,777
24	Hydril (a)	1,616
25	Tetra Technologies, Inc. (a)	940
187	Union Drilling, Inc. (a)	2,352
		6,685
	Food & Staples Retailing — 0.4%
77	Allion Healthcare, Inc. (a)	1,273
	Health Care Equipment & Supplies — 2.3%
36	Advanced Medical Optics, Inc. (a)	1,601
6	Arthrocare Corp. (a)	257
42	AtriCure, Inc. (a)	303
122	Cyberonics, Inc. (a)	3,301
17	Cynosure, Inc., Class A (a)	313
116	Langer, Inc. (a)	490
46	Syneron Medical, Ltd. (Israel) (a)	1,258
		7,523

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   15

Undiscovered Managers Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Providers & Services — 3.4%
398	Alliance Imaging, Inc. (a)	2,338
140	Centene Corp. (a)	3,840
489	PainCare Holdings, Inc. (a)	1,497
204	PSS World Medical, Inc. (a)	3,527
		11,202
	Hotels, Restaurants & Leisure — 2.8%
146	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	3,430
148	Morgans Hotel Group Co. (a)	2,890
51	Red Robin Gourmet Burgers, Inc. (a)	2,044
67	Sunterra Corp. (a)	1,008
		9,372
	Household Durables — 0.9%
50	Meritage Homes Corp. (a)	2,944
	Insurance — 0.2%
36	SeaBright Insurance Holdings, Inc. (a)	598
	Internet & Catalog Retail — 2.2%
259	Audible, Inc. (a)	2,623
39	Blue Nile, Inc. (a)	1,298
127	Netflix, Inc. (a)	3,413
		7,334
	Internet Software & Services — 6.8%
204	aQuantive, Inc. (a)	5,411
15	DealerTrack Holdings, Inc. (a)	347
20	Digital Insight Corp. (a)	661
139	GSI Commerce, Inc. (a)	2,223
841	Homestore, Inc. (a)	5,232
69	Infospace, Inc. (a)	1,661
175	Jupitermedia Corp. (a)	2,594
21	Knot, Inc. (The) (a)	316
38	Liquidity Services, Inc. (a)	453
91	Marchex, Inc. (a)	1,992
80	Online Resources Corp. (a)	1,013
66	Opsware, Inc. (a)	520
		22,423
	IT Services — 1.3%
73	Euronet Worldwide, Inc. (a)	2,573
243	Lionbridge Technologies (a)	1,742
		4,315
	Leisure Equipment & Products — 1.1%
198	Marvel Entertainment, Inc. (a)	3,669
	Media — 0.6%
161	Outdoor Channel Holdings, Inc. (a)	2,107
	Oil, Gas & Consumable Fuels — 1.6%
75	Hercules Offshore, Inc. (a)	2,268
110	KCS Energy, Inc. (a)	2,600
16	World Fuel Services Corp.	497
		5,365
	Pharmaceuticals — 3.6%
191	BioScrip, Inc. (a)	1,371
67	Discovery Laboratories, Inc. (a)	507
116	Durect Corp. (a)	662
159	Endo Pharmaceuticals Holdings, Inc. (a)	5,015
164	Ista Pharmaceuticals, Inc. (a)	1,003
41	Par Pharmaceutical Cos., Inc. (a)	1,204
131	Taro Pharmaceuticals Industries, Ltd. (Israel) (a)	2,167
		11,929
	Real Estate — 1.0%
123	NorthStar Realty Finance Corp. REIT	1,261
205	Saxon Capital, Inc. REIT	2,042
		3,303
	Semiconductors & Semiconductor Equipment — 18.8%
480	Altera Corp. (a)	9,611
435	Brooks Automation, Inc. (a)	6,827
593	Credence Systems Corp. (a)	5,135
274	Cree, Inc. (a)	8,212
55	Cymer, Inc. (a)	2,456
139	Genesis Microchip, Inc. (a)	2,982
999	Lattice Semiconductor Corp. (a)	4,547
39	MIPS Technologies, Inc. (a)	329
645	Pixelworks, Inc. (a)	2,911
325	PLX Technology, Inc. (a)	3,924
134	Rudolph Technologies, Inc. (a)	2,213
783	Skyworks Solutions, Inc. (a)	4,120
240	STATS ChipPAC, Ltd. (Singapore) ADR (a)	1,695
1,182	Triquint Semiconductor, Inc. (a)	5,602
198	Ultra Clean Holdings (a)	1,700
		62,264
	Software — 5.7%
108	Advent Software, Inc. (a)	3,013
437	Digimarc Corp. (a)	3,238
20	I2 Technologies, Inc. (a)	349
188	Mentor Graphics Corp. (a)	2,112
171	THQ, Inc. (a)	4,097
79	TradeStation Group, Inc. (a)	1,248
309	Wind River Systems, Inc. (a)	4,785
		18,842

SEE NOTES TO FINANCIAL STATEMENTS.

16   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Specialty Retail — 2.3%
90	Golf Galaxy, Inc. (a)	1,780
225	HOT Topic, Inc. (a)	2,966
96	Too, Inc. (a)	2,924
		7,670
	Textiles, Apparel & Luxury Goods — 3.8%
165	CROCS, Inc. (a)	4,530
44	Maidenform Brands, Inc. (a)	430
463	Quiksilver, Inc. (a)	6,708
25	Volcom, Inc. (a)	849
		12,517
	Thrifts & Mortgage Finance — 0.2%
55	Commercial Capital Bancorp, Inc.	782
	Wireless Telecommunication Services — 2.5%
87	SBA Communications Corp., Class A (a)	1,945
962	RF Micro Devices, Inc. (a)	6,477
		8,422
	Total Long-Term Investments (Cost $279,798)	325,938
Short-Term Investments — 1.3%
	Investment Company — 1.3%
4,450	JPMorgan Prime Money Market Fund (b) (Cost $4,450)	4,450
	Total Investments — 99.8% (Cost $284,248)	330,388
	Other Assets in Excess of Liabilities — 0.2%	659
	NET ASSETS — 100.0%	$331,047

__________
Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   17

Undiscovered Managers Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (Unaudited) (continued)

ABBREVIATIONS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P Morgan Investment Management Inc.

ADR	—	American Depository Receipt

REIT	—	Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

18   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   19

STATEMENTS OF ASSETS AND LIABILITIES
As of February 28, 2006 (Unaudited)

(Amounts in thousands, except per share amounts)

	Behavioral Growth Fund	Behavioral Value Fund		Realty Income Fund (a)		Small Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$147,771	$192,271		$152,177		$325,938
Investments in affiliates, at value	4,699	7,363		2,752		4,450
Total investment securities, at value	152,470	199,634		154,929		330,388
Cash	92	560		616		208
Foreign cash	—	—		6		—
Receivables:
Investment securities sold	518	259		8,656		5,172
Fund shares sold	129	2,705		190		1,078
Interest and dividends	13	103		158		40
Total assets	153,222	203,261		164,555		336,886

LIABILITIES:
Payables:
Investment securities purchased	1,236	462		4,708		5,355
Fund shares redeemed	1,221	540		224		120
Accrued liabilities:
Investment advisory fees	111	157		72		235
Administration fees	11	13		11		19
Shareholder servicing fees	1	12		13		25
Distribution fees	4	15		2		—	(b)
Custodian and accounting fees	8	10		10		14
Trustees’ fees — deferred compensation plan	1	—	(b)	—	(b)	—	(b)
Other	10	65		48		71
Total liabilities	2,603	1,274		5,088		5,839
Net Assets	$150,619	$201,987		$159,467		$331,047

(a) Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(b) Amount is less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

	Behavioral Growth Fund	Behavioral Value Fund	Realty Income Fund (a)	Small Cap Growth Fund
NET ASSETS:
Paid in capital	$166,252	$168,630	$116,131	$265,053
Accumulated undistributed (distributions in excess of) net investment income	(762)	(315)	(320)	(1,365)
Accumulated net realized gains (losses)	(42,151)	2,237	9,564	21,219
Net unrealized appreciation (depreciation)	27,280	31,435	34,092	46,140
Net assets	$150,619	$201,987	$159,467	$331,047

Net Assets:
Class A	$1,937	$24,135	$4,226	$133
Class B	594	3,174	1,154	—
Class C	625	16,064	659	—
Institutional Class	134,975	158,614	153,428	330,914
Investor Class	12,488	—	—	—
Total	$150,619	$201,987	$159,467	$331,047

Outstanding units of beneficial interest (shares) (no par value; unlimited number of shares authorized):
Class A	83	775	249	12
Class B	25	103	68	—
Class C	27	520	39	—
Institutional Class	5,639	5,070	9,037	29,186
Investor Class	534	—	—	—

Net Asset Value:
Class A — Redemption price per share	$23.39	$31.16	$16.98	$11.26
Class B — Offering price per share (b)	23.18	30.88	16.93	—
Class C — Offering price per share (b)	23.18	30.87	16.89	—
Investor Class — Offering and redemption price per share	23.40	—	—	—
Institutional Class — Offering and redemption price per share	23.94	31.28	16.98	11.34
Maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A Maximum Public Offering Price Per Share (net asset value per share/100% – maximum sales charge)	$24.49	$32.63	$17.78	$11.79

Cost of investments	$125,190	$168,199	$120,837	$284,248
Cost of foreign currency	—	—	6	—

(a) Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(b) Redemption price for Class B and Class C Shares varies based on the length of time the shares were held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   21

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (Unaudited)

(Amounts in thousands)

	Behavioral Growth Fund	Behavioral Value Fund	Realty Income Fund (a)	Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$118	$729	$3,076	$318
Dividend income from affiliates (b)	88	170	76	95
Foreign taxes withheld	—	—	(3)	—
Total investment income	206	899	3,149	413

EXPENSES:
Investment advisory fees	694	854	823	1,408
Administration fees	76	85	82	155
Distribution fees:
Class A	2	25	4	— (c)
Class B	2	10	4	—
Class C	2	49	2	—
Investor Class	21	—	—	—
Shareholder servicing fees:
Class A	2	25	4	— (c)
Class B	— (c)	3	1	—
Class C	1	17	1	—
Institutional Class	66	63	76	148
Custodian and accounting fees	16	19	21	29
Professional fees	17	18	18	19
Trustees’ fees	1	1	1	2
Printing and mailing costs	20	10	12	16
Registration and filing fees	21	33	20	20
Transfer agent fees	48	62	54	16
Interest expense	—	—	1	—
Other	8	9	11	18
Total expenses before waivers	997	1,283	1,135	1,831
Less amounts waived	(28)	(67)	(336)	(48)
Less earnings credits	(1)	(3)	(1)	(4)
Net expenses	968	1,213	798	1,779
Net Investment Income (Loss)	(762)	(314)	2,351	(1,366)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	16,679	5,329	14,841	30,673
Foreign currency transactions	—	—	33	—
Net realized gain	16,679	5,329	14,874	30,673
Change in net unrealized appreciation (depreciation) of:
Investments	(11,156)	7,703	4,627	17,064
Foreign currency transactions	—	—	— (c)	—
Change in net unrealized appreciation (depreciation)	(11,156)	7,703	4,627	17,064
Net realized/unrealized gains (losses)	5,523	13,032	19,501	47,737
Change in net assets resulting from operations	$4,761	$12,718	$21,852	$46,371

(a)	Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(b)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   23

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund
	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(762)	$(1,503)	$(314)	$(786)
Net realized gain (loss)	16,679	12,420	5,329	8,201
Change in net unrealized appreciation (depreciation)	(11,156)	29,169	7,703	13,947
Change in net assets resulting from operations	4,761	40,086	12,718	21,362

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net realized gains	—	—	(1,131)	(384)
Class B
From net realized gains	—	—	(148)	(35)
Class C
From net realized gains	—	—	(763)	(267)
Institutional Class
From net realized gains	—	—	(7,146)	(4,955)
Total distributions to shareholders	—	—	(9,188)	(5,641)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(307)	(20,658)	55,229	63,842

NET ASSETS:
Change in net assets	4,454	19,428	58,759	79,563
Beginning of period	146,165	126,737	143,228	63,665
End of period	$150,619	$146,165	$201,987	$143,228
Accumulated undistributed (distributions in excess of) net investment income	$(762)	$—	$(315)	$(1)

SEE NOTES TO FINANCIAL STATEMENTS.

24   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

	Realty Income Fund (a)		Small Cap Growth Fund
	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,351	$3,464	$(1,366)	$(2,262)
Net realized gain (loss)	14,874	45,107	30,673	2,898
Change in net unrealized appreciation (depreciation)	4,627	(10,068)	17,064	37,028
Change in net assets resulting from operations	21,852	38,503	46,371	37,664

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(52)	(32)	—	—
From net realized gains	(733)	(114)	(1)	— (b)
Class B
From net investment income	(12)	(5)	—	—
From net realized gains	(238)	(3)	—	—
Class C
From net investment income	(7)	(4)	—	—
From net realized gains	(137)	(11)	—	—
Institutional Class
From net investment income	(2,578)	(5,046)	—	—
From net realized gains	(37,617)	(44,618)	(4,349)	(8,949)
Total distributions to shareholders	(41,374)	(49,833)	(4,350)	(8,949)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	15,446	(1,337)	876	80,109

NET ASSETS:
Change in net assets	(4,076)	(12,667)	42,897	108,824
Beginning of period	163,543	176,210	288,150	179,326
End of period	$159,467	$163,543	$331,047	$288,150
Accumulated undistributed (distributions in excess of) net investment income	$(320)	$(22)	$(1,365)	$1

(a)	Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Behavioral Growth Fund		Behavioral Value Fund
	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,113	$863	$8,321	$17,707
Dividends reinvested	—	—	995	346
Cost of shares redeemed	(89)	(81)	(3,645)	(1,694)
Change in net assets from Class A capital transactions	$1,024	$782	$5,671	$16,359

Class B
Proceeds from shares issued	$292	$301	$960	$1,939
Dividends reinvested	—	—	141	32
Cost of shares redeemed	(29)	(23)	(150)	(80)
Change in net assets from Class B capital transactions	$263	$278	$951	$1,891

Class C
Proceeds from shares issued	$346	$331	$4,865	$11,346
Dividends reinvested	—	—	573	214
Cost of shares redeemed	(99)	(21)	(1,531)	(624)
Change in net assets from Class C capital transactions	$247	$310	$3,907	$10,936

Institutional Class
Proceeds from shares issued	$7,817	$16,501	$52,859	$72,124
Dividends reinvested	—	—	7,025	4,818
Cost of shares redeemed	(9,738)	(36,913)	(15,184)	(42,286)
Change in net assets from Institutional Class capital transactions	$(1,921)	$(20,412)	$44,700	$34,656

Investor Class
Proceeds from shares issued	$1,614	$2,460	$—	$—
Cost of shares redeemed	(1,534)	(4,076)	—	—
Change in net assets from Investor Class capital transactions	$80	$(1,616)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

26   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

	Behavioral Growth Fund		Behavioral Value Fund
	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005
SHARE TRANSACTIONS:
Class A
Issued	49	41	273	624
Reinvested	—	—	33	12
Redeemed	(4)	(4)	(119)	(59)
Change in Class A Shares	45	37	187	577

Class B
Issued	12	14	32	69
Reinvested	—	—	5	1
Redeemed	(1)	(1)	(5)	(3)
Change in Class B Shares	11	13	32	67

Class C
Issued	15	16	159	399
Reinvested	—	—	19	8
Redeemed	(4)	(1)	(50)	(21)
Change in Class C Shares	11	15	128	386

Institutional Class
Issued	337	801	1,716	2,511
Reinvested	—	—	235	168
Redeemed	(418)	(1,778)	(494)	(1,488)
Change in Institutional Class Shares	(81)	(977)	1,457	1,191

Investor Class
Issued	71	124	—	—
Redeemed	(67)	(201)	—	—
Change in Investor Class Shares	4	(77)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Realty Income Fund (a)		Small Cap Growth Fund
	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,281	$2,972	$80	$71
Dividends reinvested	563	19	1	— (b)
Cost of shares redeemed	(1,251)	(318)	(13)	(31)
Change in net assets from Class A capital transactions	$1,593	$2,673	$68	$40

Class B
Proceeds from shares issued	$413	$744	$—	$—
Dividends reinvested	235	8	—	—
Cost of shares redeemed	(142)	(44)	—	—
Change in net assets from Class B capital transactions	$506	$708	$—	$—

Class C
Proceeds from shares issued	$275	$417	$—	$—
Dividends reinvested	126	14	—	—
Cost of shares redeemed	(75)	(77)	—	—
Change in net assets from Class C capital transactions	$326	$354	$—	$—

Institutional Class
Proceeds from shares issued	$8,167	$29,034	$35,890	$156,519
Dividends reinvested	37,909	48,097	4,079	8,470
Cost of shares redeemed	(33,055)	(82,203)	(39,161)	(84,920)
Change in net assets from Institutional Class capital transactions	$13,021	$(5,072)	$808	$80,069

(a)	Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

28   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

	Realty Income Fund (a)		Small Cap Growth Fund
	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005	Six Months Ended 2/28/2006 (Unaudited)	Year Ended 8/31/2005
SHARE TRANSACTIONS:
Class A
Issued	131	160	8	7
Reinvested	36	1	— (b)	— (b)
Redeemed	(67)	(18)	(1)	(3)
Change in Class A Shares	100	143	7	4

Class B
Issued	22	40	—	—
Reinvested	15	— (b)	—	—
Redeemed	(8)	(2)	—	—
Change in Class B Shares	29	38	—	—

Class C
Issued	15	23	—	—
Reinvested	8	1	—	—
Redeemed	(4)	(4)	—	—
Change in Class C Shares	19	20	—	—

Institutional Class
Issued	469	1,476	3,455	16,444
Reinvested	2,396	2,658	400	844
Redeemed	(1,856)	(4,402)	(3,711)	(8,937)
Change in Institutional Class Shares	1,009	(268)	144	8,351

(a)	Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   29

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

						Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Behavioral Growth Fund
Six Months Ended February 28, 2006 (Unaudited)	$22.69	$(0.16	)(f)	$0.86	$0.70	$—	$—	$—
Year Ended August 31, 2005	17.06	(0.30	)(f)	5.93	5.63	—	—	—
June 4, 2004 (d) to August 31, 2004	19.21	(0.06	)(f)	(2.09)	(2.15)	—	—	—

Behavioral Value Fund
Six Months Ended February 28, 2006 (Unaudited)	30.66	(0.07	)(f)	2.30	2.23	—	(1.73)	(1.73)
Year Ended August 31, 2005	26.05	(0.26	)(f)	6.75	6.49	—	(1.88)	(1.88)
June 4, 2004 (d) to August 31, 2004	27.33	(0.01)		(1.27)	(1.28)	—	—	—

Realty Income Fund (e)
Six Months Ended February 28, 2006 (Unaudited)	19.86	0.23	(f)	2.22	2.45	(0.27)	(5.06)	(5.33)
Year Ended August 31, 2005	21.26	0.22	(f)	4.40	4.62	(0.57)	(5.45)	(6.02)
June 4, 2004 (d) to August 31, 2004	18.88	0.05	(f)	2.33	2.38	—	—	—

Small Cap Growth Fund
Six Months Ended February 28, 2006 (Unaudited)	9.88	(0.07	)(f)	1.60	1.53	—	(0.15)	(0.15)
Year Ended August 31, 2005	8.66	(0.13	)(f)	1.66	1.53	—	(0.31)	(0.31)
June 4, 2004 (d) to August 31, 2004	10.12	(0.03)		(1.43)	(1.46)	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Commencement of offering of class of shares on June 4, 2004.

(e)	Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(f)	Calculated based upon average shares outstanding.

(g)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

30   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$23.39	3.09%	$1,937	1.65%	(1.38)%	1.74%		53%
22.69	33.00	874	1.65	(1.40)	3.22		92
17.06	(11.19)	18	1.65	(1.45)	136.82	(g)	161

31.16	7.55	24,135	1.60	(0.49)	1.84		8
30.66	25.44	18,035	1.60	(0.90)	2.05		55
26.05	(4.68)	283	1.60	(0.63)	26.30	(g)	63

16.98	14.75	4,226	1.40	2.55	1.84		81
19.86	25.01	2,953	1.40	1.16	2.94		179
21.26	12.61	116	1.40	0.97	51.41	(g)	82

11.26	15.66	133	1.60	(1.32)	1.63		56
9.88	17.62	53	1.60	(1.33)	8.33		80
8.66	(14.43)	9	1.60	(1.27)	142.07	(g)	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   31

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

						Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Behavioral Growth Fund
Six Months Ended February 28, 2006 (Unaudited)	$22.55	$(0.21	)(f)	$0.84	$0.63	$—	$—	$—
Year Ended August 31, 2005	17.04	(0.40	)(f)	5.91	5.51	—	—	—
June 4, 2004 (d) to August 31, 2004	19.21	(0.08	)(f)	(2.09)	(2.17)	—	—	—

Behavioral Value Fund
Six Months Ended February 28, 2006 (Unaudited)	30.48	(0.15	)(f)	2.28	2.13	—	(1.73)	(1.73)
Year Ended August 31, 2005	26.03	(0.40	)(f)	6.73	6.33	—	(1.88)	(1.88)
June 4, 2004 (d) to August 31, 2004	27.33	(0.02)		(1.28)	(1.30)	—	—	—

Realty Income Fund (e)
Six Months Ended February 28, 2006 (Unaudited)	19.83	0.19	(f)	2.20	2.39	(0.23)	(5.06)	(5.29)
Year Ended August 31, 2005	21.23	0.11	(f)	4.42	4.53	(0.48)	(5.45)	(5.93)
June 4, 2004 (d) to August 31, 2004	18.88	0.08	(f)	2.27	2.35	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Commencement of offering of class of shares on June 4, 2004.

(e)	Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(f)	Calculated based upon average shares outstanding.

(g)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

32   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$23.18	2.79%	$594	2.15%	(1.88)%	2.24%		53%
22.55	32.34	317	2.15	(1.89)	4.46		92
17.04	(11.30)	9	2.15	(1.95)	137.40	(g)	161

30.88	7.26	3,174	2.10	(0.99)	2.34		8
30.48	24.82	2,176	2.10	(1.40)	2.65		55
26.03	(4.76)	103	2.10	(1.09)	54.76	(g)	63

16.93	14.43	1,154	1.90	2.10	2.34		81
19.83	24.47	766	1.90	0.57	2.57		179
21.23	12.45	11	1.90	1.74	123.94	(g)	82

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

						Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Behavioral Growth Fund
Six Months Ended February 28, 2006 (Unaudited)	$22.55	$(0.21	)(f)	$0.84	$0.63	$—	$—	$—
Year Ended August 31, 2005	17.04	(0.40	)(f)	5.91	5.51	—	—	—
June 4, 2004 (d) to August 31, 2004	19.21	(0.08	)(f)	(2.09)	(2.17)	—	—	—

Behavioral Value Fund
Six Months Ended February 28, 2006 (Unaudited)	30.47	(0.15	)(f)	2.28	2.13	—	(1.73)	(1.73)
Year Ended August 31, 2005	26.03	(0.40	)(f)	6.72	6.32	—	(1.88)	(1.88)
June 4, 2004 (d) to August 31, 2004	27.33	(0.02)		(1.28)	(1.30)	—	—	—

Realty Income Fund (e)
Six Months Ended February 28, 2006 (Unaudited)	19.79	0.18	(f)	2.21	2.39	(0.23)	(5.06)	(5.29)
Year Ended August 31, 2005	21.23	0.12	(f)	4.40	4.52	(0.51)	(5.45)	(5.96)
June 4, 2004 (d) to August 31, 2004	18.88	0.08	(f)	2.27	2.35	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Commencement of offering of class of shares on June 4, 2004.

(e)	Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(f)	Calculated based upon average shares outstanding.

(g)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

34   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$23.18	2.79%	$625	2.15%	(1.87)%	2.24%		53%
22.55	32.34	361	2.15	(1.89)	4.71		92
17.04	(11.30)	14	2.15	(1.95)	117.48	(g)	161

30.87	7.26	16,064	2.10	(1.00)	2.34		8
30.47	24.78	11,929	2.10	(1.40)	2.51		55
26.03	(4.76)	159	2.10	(1.12)	27.38	(g)	63

16.89	14.45	659	1.90	2.06	2.34		81
19.79	24.43	402	1.90	0.65	3.01		179
21.23	12.45	11	1.90	1.74	123.94	(g)	82

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional Class

						Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Return of capital
Behavioral Growth Fund
Six Months Ended February 28, 2006 (Unaudited)	$23.18	$(0.12	)(f)	$0.88	$0.76	$—	$—	$—
Year Ended August 31, 2005	17.37	(0.21	)(f)	6.02	5.81	—	—	—
Year Ended August 31, 2004	18.55	(0.22	)(f)	(0.96)	(1.18)	—	—	—
Year Ended August 31, 2003	12.21	(0.14	)(f)	6.48	6.34	—	—	—
Year Ended August 31, 2002	14.47	(0.16	)(f)	(2.10)	(2.26)	—	—	—
Year Ended August 31, 2001	30.40	(0.22	)(f)	(14.57)	(14.79)	—	(1.14)	—

Behavioral Value Fund
Six Months Ended February 28, 2006 (Unaudited)	30.75	(0.04	)(f)	2.30	2.26	—	(1.73)	—
Year Ended August 31, 2005	26.06	(0.21	)(f)	6.78	6.57	—	(1.88)	—
Year Ended August 31, 2004	22.80	(0.12)		4.04	3.92	—	(0.66)	—
Year Ended August 31, 2003	17.42	(0.12	)(f)	6.84	6.72	—	(1.34)	—
Year Ended August 31, 2002	21.06	(0.17	)(f)	(3.20)	(3.37)	—	(0.27)	—
Year Ended August 31, 2001	19.68	(0.13	)(f)	1.51	1.38	—	— (g)	—

Realty Income Fund (d)
Six Months Ended February 28, 2006 (Unaudited)	19.86	0.27	(f)	2.21	2.48	(0.30)	(5.06)	—
Year Ended August 31, 2005	21.22	0.40	(f)	4.30	4.70	(0.61)	(5.45)	—
Year Ended August 31, 2004	16.44	0.53	(f)	4.84	5.37	(0.55)	(0.04)	—
Year Ended August 31, 2003	15.33	0.49	(f)	1.65	2.14	(0.79)	(0.22)	(0.02)
Year Ended August 31, 2002	14.50	0.50	(f)	0.80	1.30	(0.41)	(0.06)	—
Year Ended August 31, 2001	12.47	0.52	(f)	1.91	2.43	(0.40)	—	—

Small Cap Growth Fund
Six Months Ended February 28, 2006 (Unaudited)	9.92	(0.05	)(f)	1.62	1.57	—	(0.15)	—
Year Ended August 31, 2005	8.67	(0.08	)(f)	1.64	1.56	—	(0.31)	—
Year Ended August 31, 2004	9.37	(0.08)		(0.51)	(0.59)	—	(0.11)	—
Year Ended August 31, 2003	6.05	(0.07	)(f)	3.39	3.32	—	—	—
Year Ended August 31, 2002	8.61	(0.09	)(f)	(2.44)	(2.53)	—	(0.03)	—
October 2, 2000 (e) to August 31, 2001	12.50	(0.08	)(f)	(3.81)	(3.89)	—	—	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Prior to December 31, 2005, the Fund was named Undiscovered Managers REIT Fund.

(e)	Commencement of operations.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

36   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

			Ratios/Supplemental data
				Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—	$23.94	3.28%	$134,975	1.29%	(1.01)%	1.34%	53%
—	23.18	33.45	132,590	1.30	(1.03)	1.36	92
—	17.37	(6.36)	116,342	1.30	(1.14)	1.43	161
—	18.55	51.93	104,018	1.30	(0.97)	1.47	129
—	12.21	(15.62)	64,968	1.30	(1.16)	1.49	94
(1.14)	14.47	(49.63)	106,195	1.30	(1.16)	1.43	97

(1.73)	31.28	7.63	158,614	1.40	(0.29)	1.44	8
(1.88)	30.75	25.75	111,088	1.40	(0.73)	1.53	55
(0.66)	26.06	17.38	63,120	1.40	(0.56)	1.76	63
(1.34)	22.80	41.56	40,567	1.40	(0.65)	1.75	84
(0.27)	17.42	(16.16)	28,045	1.40	(0.84)	1.65	59
—(g)	21.06	7.03	34,828	1.40	(0.66)	1.69	36

(5.36)	16.98	14.94	153,428	1.00	3.02	1.43	81
(6.06)	19.86	25.55	159,422	1.00	2.05	1.45	179
(0.59)	21.22	33.22	176,072	1.17	2.83	1.50	82
(1.03)	16.44	15.14	171,536	1.40	3.27	1.48	36
(0.47)	15.33	9.27	128,456	1.40	3.40	1.50	33
(0.40)	14.50	19.83	79,460	1.40	3.90	1.63	29

(0.15)	11.34	16.00	330,914	1.20	(0.92)	1.23	56
(0.31)	9.92	17.95	288,097	1.20	(0.84)	1.29	80
(0.11)	8.67	(6.42)	179,317	1.20	(0.98)	1.38	58
—	9.37	54.88	122,535	1.20	(1.08)	1.44	79
(0.03)	6.05	(29.50)	40,418	1.20	(1.14)	1.54	133
—	8.61	(31.12)	40,391	1.20	(0.88)	1.83	127

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Investor Class

						Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Behavioral Growth Fund
Six Months Ended February 28, 2006 (Unaudited)	$22.69	$(0.15	)(d)	$0.86	$0.71	$—	$—	$—
Year Ended August 31, 2005	17.06	(0.27	)(d)	5.90	5.63	—	—	—
Year Ended August 31, 2004	18.27	(0.28	)(d)	(0.93)	(1.21)	—	—	—
Year Ended August 31, 2003	12.07	(0.18	)(d)	6.38	6.20	—	—	—
Year Ended August 31, 2002	14.32	(0.21	)(d)	(2.04)	(2.25)	—	—	—
Year Ended August 31, 2001	30.21	(0.28	)(d)	(14.47)	(14.75)	—	(1.14)	(1.14)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

38   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$23.40	3.13%	$12,488	1.58%	(1.31)%	1.59%	53%
22.69	33.00	12,023	1.61	(1.34)	1.65	92
17.06	(6.62)	10,354	1.65	(1.48)	1.84	161
18.27	51.37	10,230	1.65	(1.32)	1.82	129
12.07	(15.71)	6,301	1.65	(1.51)	1.84	94
14.32	(49.82)	8,114	1.65	(1.51)	1.78	97

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   39

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2006 (Unaudited)

1. Organization

Undiscovered Managers Funds (“UMF” or the “Trust”) was organized on September 29, 1997 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are the 4 separate funds of the Trust (collectively, the “Funds”) covered by this report:

Classes Offered
Undiscovered Managers Behavioral Growth Fund	Class A, Class B, Class C, Institutional Class and Investor Class
Undiscovered Managers Behavioral Value Fund	Class A, Class B, Class C and Institutional Class
JPMorgan Realty Income Fund	Class A, Class B, Class C and Institutional Class
Undiscovered Managers Small Cap Growth Fund	Class A and Institutional Class

Effective December 31, 2005, the Undiscovered Managers REIT Fund was renamed the JPMorgan Realty Income Fund with the approval of the Board of Trustees.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Institutional Class and Investor Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments maturing in less than 61 days are generally valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capi-

40   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

tal may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

D.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

F.  Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared and paid annually, except for the Realty Income Fund, which is generally declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

G.  Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Investment Advisory Fee
Behavioral Growth Fund	0.95%
Behavioral Value Fund	1.05
Realty Income Fund	1.05
Small Cap Growth Fund	0.95

Sub-advisory agreements exist between the Advisor and the following Sub-Advisors:

Sub-Advisors
Behavioral Growth Fund	Fuller & Thaler Asset Management, Inc.
Behavioral Value Fund	Fuller & Thaler Asset Management, Inc.
Small Cap Growth Fund	Mazama Capital Management, Inc.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law.

The amount of these waivers/reimbursements from the money market funds for the periods ended are as follows (amounts in thousands):

Six Months Ended 2/28/2006
Behavioral Growth Fund	$4
Behavioral Value Fund	8
Realty Income Fund	3
Small Cap Growth Fund	4

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   41

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2006 (Unaudited) (continued)

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. (“JPMCB”) served as the Funds’ Administrator subject to the same fee agreement.

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-Administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Distributor receives no compensation in its capacity as the Funds’ underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. (“JPMFD”), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds’ exclusive underwriter. JPMFD received no compensation in its capacity as the Funds’ underwriter.

The Trustees have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Investor Class Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Investor Class
Behavioral Growth Fund	0.25%	0.75%	0.75%	0.35%
Behavioral Value Fund	0.25	0.75	0.75	—
Realty Income Fund	0.25	0.75	0.75	—
Small Cap Growth Fund	0.25	—	—	—

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges (“CDSC”) from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2006, the Distributor received the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Behavioral Growth Fund	$22	$2
Behavioral Value Fund	171	8
Realty Income Fund	27	1
Small Cap Growth Fund	—	—

The Distributor waived Distribution fees as outlined in Note 3.F.

D.  Shareholder Servicing Fees — The Trust, on behalf of the Funds, entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Investor Class
Behavioral Growth Fund	0.25%	0.25%	0.25%	0.10%	—
Behavioral Value Fund	0.25	0.25	0.25	0.10	—
Realty Income Fund	0.25	0.25	0.25	0.10	—
Small Cap Growth Fund	0.25	—	—	0.10	—

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and administrative services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of fees earned to such financial intermediaries for performing such services.

Prior to February 19, 2005, JPMCB served as the Funds’ Shareholder Servicing Agent. JPMCB was subject to the fee rates disclosed in the previous table.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

42   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

E.  Custodian and Accounting Fees — JPMCB provides portfolio custody and fund accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian and accounting fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts is presented as interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plans) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Investor Class
Behavioral Growth Fund	1.65%	2.15%	2.15%	1.30%	1.65%
Behavioral Value Fund	1.60	2.10	2.10	1.40	—
Realty Income Fund	1.40	1.90	1.90	1.00	—
Small Cap Growth Fund	1.60	—	—	1.20	—

The contractual expense limitation agreements were in effect for the six months ended February 28, 2006. The expense limitation percentages in the table above are in place until at least December 31, 2006.

For the six months ended February 28, 2006, the Funds’ service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Behavioral Growth Fund	$—	$2	$26	$28	1
Behavioral Value Fund	10	10	47	67	3
Realty Income Fund	326	10	—	336	1
Small Cap Growth Fund	—	48	—	48	4

G.  Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

The Trust(s) adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended February 28, 2006, Small Cap Growth Fund incurred approximately $121 (in thousands) as brokerage commissions with broker/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended February 28, 2006, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Behavioral Growth Fund	$76,512	$78,160
Behavioral Value Fund	54,961	12,181
Realty Income Fund	123,917	149,249
Small Cap Growth Fund	165,628	170,979

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   43

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2006 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at February 28, 2006, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Behavioral Growth Fund	$125,190	$29,479	$2,199	$27,280
Behavioral Value Fund	168,199	37,477	6,042	31,435
Realty Income Fund	120,837	34,428	336	34,092
Small Cap Growth Fund	284,248	60,739	14,599	46,140

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 21, 2006.

The Funds do not have any outstanding borrowings from another fund or from the unsecured uncommitted credit facility as of February 28, 2006. The average borrowings for the six months ended February 28, 2006, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Used	Interest Paid
Realty Income Fund	$960	9	$1

7. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

Realty Income Fund invests primarily in shares of real estate investment trusts. While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

All of the Funds may invest in companies with relatively small market capitalizations. Several of the Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

44   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President & Treasurer of Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	123	None.
Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President & Chief Executive Officer, Eastern States Bankcard (1971–1988).	123	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	122*	Director, Cardinal Health, Inc (CAH) (1994–present); Chairman, The Columbus Association for the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	123
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust)
(2000– present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	123	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2002–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	122*	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	122*	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	123	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   45

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held Outside Fund Complex
Independent Trustees
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	122*	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer of Lumelite Corporation (1985–2002).	123	Trustee, Morgan Stanley Funds (198 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.
Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).
		122*	Director, AMS Group (2001–present); Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	123	None.
Interested Trustee
Leonard M. Spalding, Jr.** (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989–1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990–1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990–1998).	123
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex which the Board of Trustees currently oversees includes nine registered investment companies (123 funds).

*	This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (122 funds).

**	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

46   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President since 2005
Managing Director, JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President since 2005*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer since 2005
Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer since 2005
Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer since 2005
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary since 2005
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004–2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary since 2005*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary since 2005**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   47

OFFICERS
(Unaudited) (continued)

Name (Year of Birth), Positions Held with the Trust	Principal Occupations During Past 5 Years
Suzanne E. Cioffi (1967), Assistant Treasurer since 2005
Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Arthur A. Jensen (1966), Assistant Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

48   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2006

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2005, and continued to hold your shares at the end of the reporting period, February 28, 2006.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2005	Ending Account Value, February 28, 2006	Expenses Paid During Period September 1, 2005 to February 28, 2006*	Annualized Expense Ratio
Behavioral Growth Fund
Class A
Actual	$1,000.00	$1,030.90	$8.31	1.65%
Hypothetical	1,000.00	1,016.61	8.25	1.65
Class B
Actual	1,000.00	1,027.90	10.81	2.15
Hypothetical	1,000.00	1,014.13	10.74	2.15
Class C
Actual	1,000.00	1,027.90	10.81	2.15
Hypothetical	1,000.00	1,014.13	10.74	2.15
Institutional Class
Actual	1,000.00	1,032.80	6.50	1.29
Hypothetical	1,000.00	1,018.40	6.46	1.29
Investor Class
Actual	1,000.00	1,031.30	7.96	1.58
Hypothetical	1,000.00	1,016.96	7.90	1.58

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2006        UNDISCOVERED MANAGERS FUNDS   49

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2006

	Beginning Account Value, September 1, 2005	Ending Account Value, February 28, 2006	Expenses Paid During Period September 1, 2005 to February 28, 2006*	Annualized Expense Ratio
Behavioral Value Fund
Class A
Actual	$1,000.00	$1,075.50	$8.23	1.60%
Hypothetical	1,000.00	1,016.86	8.00	1.60
Class B
Actual	1,000.00	1,072.60	10.79	2.10
Hypothetical	1,000.00	1,014.38	10.49	2.10
Class C
Actual	1,000.00	1,072.60	10.79	2.10
Hypothetical	1,000.00	1,014.38	10.49	2.10
Institutional Class
Actual	1,000.00	1,076.30	7.21	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Realty Income Fund
Class A
Actual	1,000.00	1,147.50	7.45	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class B
Actual	1,000.00	1,144.30	10.10	1.90
Hypothetical	1,000.00	1,015.37	9.49	1.90
Class C
Actual	1,000.00	1,144.50	10.10	1.90
Hypothetical	1,000.00	1,015.37	9.49	1.90
Institutional Class
Actual	1,000.00	1,149.40	5.33	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
Small Cap Growth Fund
Class A
Actual	1,000.00	1,156.60	8.56	1.60
Hypothetical	1,000.00	1,016.86	8.00	1.60
Institutional Class
Actual	1,000.00	1,160.00	6.43	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

50   UNDISCOVERED MANAGERS FUNDS        FEBRUARY 28, 2006

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2006 All rights reserved. February 2006.	SAN-UM-206

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

     (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

     (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/_____________________________________
George C.W. Gatch President and Principal Executive Officer May 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/_____________________________________
George C.W. Gatch President and Principal Executive Officer May 3, 2006

By:	/s/_____________________________________
Stephanie J. Dorsey Treasurer and Principal Financial Officer May 3, 2006